Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables
Summary of trade and other receivables

As of December 31, 2019, trade and other receivables consisted of the following:

	Total as of	Expected credit loss	Net as of
	December 31,	allowance/ Provision for	December 31,
	2019	impairment	2019
Cash receivable from agents	2,947	(199)	2,748
Deposits issued to merchants	2,690	(12)	2,678
Commissions receivable	158	(21)	137
Advances issued	380	(1)	379
Other receivables	276	(56)	220
Total trade and other receivables	6,451	(289)	6,162

As of December 31, 2018, trade and other receivables consisted of the following:

	Total as of	Expected credit loss	Net as of
	December 31,	allowance/ Provision	December 31,
	2018	for impairment	2018
Cash receivable from agents	4,207	(270)	3,937
Deposits issued to merchants	2,975	(16)	2,959
Commissions receivable	559	(21)	538
Advances issued	287	(12)	275
Other receivables	380	(47)	333
Total trade and other receivables	8,408	(366)	8,042

Summary of analysis of changes in loss allowances for receivables

An analysis of the changes in the ECL allowances due to changes in the corresponding gross carrying amounts for the year ended December 31, 2019, was the following:

Total
ECL allowance as of January 1, 2019	(366)
Changes because of financial instruments (originated or acquired)/ derecognized during the reporting period	(9)
Amounts written off	86
ECL allowance as of December 31, 2019	(289)

An analysis of the changes in the ECL allowances due to changes in the corresponding gross carrying amounts for the year ended December 31, 2018, was the following:

Total
ECL allowance as of January 1, 2018	(578)
Changes because of financial instruments (originated or acquired)/
derecognized during the reporting period	5
Amounts written off	207
ECL allowance as of December 31, 2018	(366)

For the year ended December 31, 2017, the provision for impairment of receivables movement was the following:

	Provision for			Provision for
	impairment of			impairment of
	receivables as	(Charge)/		receivables as
	of December 31,	reversal for		of December 31,
	2016	the year	Utilisation	2017
Cash receivable from agents	(659)	16	217	(426)
Deposits issued to merchants	(3)	(11)	1	(13)
Commissions receivable	(7)	(11)	—	(18)
Advances issued	(1)	—	—	(1)
Other receivables	(109)	5	17	(87)
Total trade and other receivables	(779)	(1)	235	(545)